Nature of Business and Summary of Significant Accounting Policies, Goodwill (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Business Combination, Description [Abstract]
Goodwill	$ 18,614	$ 18,614		$ 0
Goodwill, impairment loss	$ 0	0
Halo Acquisition [Member]
Business Combination, Description [Abstract]
Goodwill		$ 18,600	$ 18,614